INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 33,563	$ 45,089
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(3,731)	(5,925)
Total investment in sales-type lease	40,653	49,985
Current portion	9,745	9,329
Long-term portion	30,908	40,656
Total investment in sales-type lease	40,653	$ 49,985
Future minimum gross revenues [Abstract]
2015	11,493
2016	10,419
2017	11,493
2018	158
2019	0
Thereafter	0
Total minimum lease revenues	$ 33,563